INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Composite income tax rate	27.00%	27.00%	27.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(7.00%)	(4.00%)	2.00%
International operations subject to different tax rates	123.00%	1.00%	23.00%
Taxable income attributable to non-controlling interests	(12.00%)	(14.00%)	(19.00%)
Recognition of deferred tax assets	(589.00%)	(9.00%)	(10.00%)
Non-recognition of the benefit of current year’s tax losses	147.00%	5.00%	2.00%
Change in tax rates and imposition of new legislation	(64.00%)	0.00%	(1.00%)
Other	14.00%	2.00%	(3.00%)
Effective income tax rate	(361.00%)	8.00%	21.00%